Impact of new accounting standards (Tables)	6 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Reconciliation of Operating Lease Commitments to Total Lease Liability Recognised
The following table provides a reconciliation of the operating lease commitments disclosed in note 32 ‘Commitments’ in the 2019 Annual Report to the total lease liability recognised at 1 July 2019:

US$M
Operating lease commitments as at 30 June 2019	1,905
Add: Leases which did not meet the definition of a lease under IAS 17 (1)	686
Add: Cost of reasonably certain extension options (undiscounted)	91
Less: Components excluded from lease liability (undiscounted)	(190)
Less: Effect of discounting	(191)

Total additional lease liabilities recognised at 1 July 2019	2,301

(1)
These relate to freight contracts known as continuous voyage charters (CVCs). Generally CVCs were not considered leases under IAS 17 given the supplier has the right, whether exercised or not, to substitute the named vessel. However, these rights are not considered substantial substitution rights under IFRS 16. Additionally the Group has the right to direct the use of the vessel throughout the period of use due to the ability to designate the destination
port for each voyage and make changes to relevant decisions within the scope of contractual constraints. Consequently, the CVCs meet the definition of a lease under IFRS 16.

Disclosure Of Detailed Information About Movements In Lease Liabilities [Table Text Block]
The Group’s lease obligations are included in the Group’s Interest Bearing liabilities and will form part of the
Group’s net debt. The table below provides the movement during the period in the Group’s lease liabilities:

US$M
Opening balance (1)	715
IFRS 16 transition	2,301
Additions	233
Remeasurements of index-linked freight contracts	(282)
Lease payments	(449)
Amortisation of discounting	48
Transfers and other movement	12

At the end of the period	2,578

Current liabilities	549
Non-current liabilities	2,029

(1)	Relates to existing finance leases at 1 July 2019.